Interests in associates and joint ventures - Principal associates of HSBC (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Bank of Communications Co., Limited
Disclosure of associates [line items]
Carrying amount	$ 24,141	$ 22,456
Fair value	12,149	11,713
Saudi Awwal Bank
Disclosure of associates [line items]
Carrying amount	5,608	5,511
Fair value	$ 5,486	$ 5,499